UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07655
Driehaus Mutual Funds
(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611
(Address of principal executive offices) (Zip code)
Mary H. Weiss
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611
(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Driehaus International Discovery Fund
Schedule of Investments
March 31, 2008 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 93.4%
EUROPE — 52.7%
United Kingdom — 9.1%
Aggreko PLC	1,054,216	$13,505,396
Chemring Group PLC	127,844	6,231,466
Chloride Group PLC	912,800	3,460,115
Hikma Pharmaceuticals PLC	740,482	6,885,027
ICAP PLC	1,227,503	13,861,695
Petrofac, Ltd.	381,430	4,246,775
Weir Group PLC	804,847	12,155,687
Wellstream Holdings PLC**	481,759	12,572,948

		72,919,109

Russia — 5.2%
Evraz Group SA — GDR	125,588	10,838,244
Uralkali — GDR**	170,650	6,996,650
Vimpel-Communications — SP ADR	457,071	13,661,852
Wimm-Bill-Dann Foods — ADR	98,379	10,081,880

		41,578,626

Switzerland — 4.9%
Lonza Group AG	100,678	13,351,417
Meyer Burger Technology AG**	26,185	8,041,914
Syngenta AG	48,211	14,126,876
Temenos Group AG**	136,619	3,576,774

		39,096,981

Germany — 4.8%
K+S AG	8,531	2,792,128
SGL Carbon AG**	219,194	13,842,156
United Internet AG	602,227	12,958,990
Vossloh AG	59,736	8,427,415

		38,020,689

Finland — 3.8%
Nokia OYJ	414,399	13,110,870
Nokian Renkaat OYJ	200,168	8,532,445
Outotech OYJ	165,044	8,781,015

		30,424,330

Greece — 3.5%
Coca-Cola Hellenic Bottling Co. SA	306,595	14,279,144
National Bank of Greece SA	252,790	13,337,715

		27,616,859

Spain — 3.5%
Grifols SA	472,074	12,423,981
Tecnicas Reunidas SA	200,074	15,158,509

		27,582,490

Netherlands — 2.6%
Fugro NV — CVA	102,892	7,990,492
Koninklijke Boskalis Westminster NV — CVA	225,012	12,959,122

		20,949,614

France — 2.5%
Alstom SA	67,640	14,664,001
Orpea**	81,562	4,939,484

		19,603,485

Luxembourg — 1.8%
Millicom International Cellular SA**	151,279	14,303,429

Austria — 1.8%
Flughafen Wien AG	51,454	6,200,540
Oesterreichische Elektrizitaetswirtschafts AG — A**	113,003	8,044,245

		14,244,785

Denmark — 1.7%
Novo Nordisk AS — B	198,250	13,556,919

Norway — 1.7%
Seadrill, Ltd.	503,400	13,493,593

Belgium — 1.2%
EVS Broadcast Equipment SA	62,104	6,672,104
Hansen Transmissions International**	795,963	3,096,210

		9,768,314

Czech Republic — 1.2%
Komercni Banka AS	40,000	9,559,440

Italy — 1.1%
Trevi Finanziaria SpA	436,760	8,819,186

Sweden — 1.0%
Oriflame Cosmetics SA — SDR	121,700	8,080,084

Portugal — 0.5%
Jeronimo Martins (SGPS) SA	492,839	3,960,390

Turkey — 0.5%
Turkiye Halk Bankasi AS	651,537	3,613,411

Ireland — 0.3%
Paddy Power PLC	75,781	2,752,910

Total EUROPE		419,944,644

FAR EAST — 22.1%
Australia — 8.6%
Boart Longyear Group	8,290,660	13,865,622
CSL, Ltd.	462,786	15,610,737
Energy Resources of Australia, Ltd.	200,336	3,606,819
Incitec Pivot, Ltd.	106,382	13,722,972
Oxiana, Ltd.	4,205,775	12,222,845
WorleyParsons, Ltd.	314,027	9,605,542

		68,634,537

Japan — 7.4%
Capcom Co., Ltd.	198,100	6,757,022
Daikin Industries, Ltd.	192,553	8,287,042
Foster Electric Co., Ltd.	215,600	4,369,101
Kuraray Co., Ltd.	569,500	6,787,380
Makita Corp.	205,600	6,455,939
Nintendo Co., Ltd.	27,200	14,025,682
Shima Seiki Mfg., Ltd.	159,700	7,465,911
Shinko Plantech Co., Ltd.	390,300	5,031,456

		59,179,533

Singapore — 1.6%
Cosco Corp., Ltd.	1,811,809	4,857,114
Keppel Corp., Ltd.	1,076,000	7,739,039

		12,596,153

Malaysia — 1.5%
Resorts World BHD	11,295,700	12,148,572

Indonesia — 1.4%
PT Bumi Resources Tbk	17,101,500	11,518,664

South Korea — 1.3%
NHN Corp.**	45,077	10,518,801

Driehaus International Discovery Fund
Schedule of Investments
March 31, 2008 (unaudited)

	Number
	of	Market
	Shares	Value

China — 0.3%
Rexcapital Financial Holdings, Ltd.**	18,735,000	$2,094,332

Total FAR EAST		176,690,592

NORTH AMERICA — 11.8%
Canada — 8.9%
Major Drilling Group International, Inc.**	154,339	8,044,363
Potash Corp. of Saskatchewan, Inc.	104,319	16,210,123
Research In Motion, Ltd.**	117,983	13,274,740
Shoppers Drug Mart Corp.	265,816	13,450,712
Uranium Participation Corp.**	688,372	6,404,552
Yamana Gold, Inc.	948,403	13,914,900

		71,299,390

Mexico — 2.9%
America Movil SAB de CV — L — ADR	217,572	13,857,161
Desarrolladora Homex SAB de CV**	917,600	8,904,628

		22,761,789

Total NORTH AMERICA		94,061,179

SOUTH AMERICA — 3.2%
Brazil — 3.2%
Cyrela Brazil Realty SA	892,300	11,568,829
Petroleo Brasileiro SA — ADR	134,832	13,767,696

		25,336,525

Total SOUTH AMERICA		25,336,525

MIDDLE EAST — 1.9%
Israel — 1.1%
Elbit Systems, Ltd.	153,662	8,435,490

Egypt — 0.8%
Egyptian Financial Group-Hermes Holding SAE	634,819	6,527,336

Total MIDDLE EAST		14,962,826

AFRICA — 1.7%
South Africa — 1.7%
Aspen Pharmacare Holdings, Ltd.**	1,278,101	5,027,302
Kumba Iron Ore, Ltd.	122,352	4,669,290
Spar Group, Ltd.	630,716	3,771,853

		13,468,445

Total AFRICA		13,468,445

Total EQUITY SECURITIES (Cost $659,573,641)		744,464,211

RIGHTS — 0.0%
FAR EAST — 0.0%
Malaysia — 0.0%
Resorts World BHD	1,129,570	181,607

Total FAR EAST		181,607

Total RIGHTS (Cost $0)		181,607

TOTAL INVESTMENTS (COST $659,573,641)	93.4%	$744,645,818
Other Assets In Excess Of Liabilities	6.6%	52,878,250

Net Assets	100.0%	$797,524,068

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$661,941,590

Gross Appreciation		$108,818,844
Gross Depreciation		(26,114,616)

Net Appreciation		$82,704,228

**	Non-income producing security

ADR	American Depository Receipt

CVA	Commanditaire Vennootschap op Andelen (Limited Partnership, with Shares)

GDR	Global Depository Receipt

SDR	Swedish Depository Receipt

SP ADR	Sponsored American Depository Receipt

See accompanying Notes to Schedules of Investments.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2008 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 90.9%
FAR EAST — 44.1%
Taiwan — 11.1%
AU Optronics Corp.	3,036,837	$5,268,068
Chong Hong Construction Co., Ltd.	3,634,000	11,040,939
Chunghwa Telecom Co., Ltd.	3,311,000	8,708,139
First Financial Holding Co., Ltd.	16,011,000	16,786,002
High Tech Computer Corp.	638,000	14,343,686
Radium Life Tech Co., Ltd.	3,857,000	5,757,664
Yuanta Financial Holding Co., Ltd.**	20,947,000	19,651,064

		81,555,562

China — 9.1%
Airmedia Group, Inc. — ADR**	233,917	3,719,280
China Merchants Bank Co., Ltd. — H	1,833,500	6,349,100
China Mobile, Ltd.	1,232,500	18,338,676
China Overseas Land & Investment, Ltd.	3,215,000	5,932,093
CNOOC, Ltd.	7,504,451	11,088,920
Ctrip.com International, Ltd. — ADR	205,716	10,907,062
New World Department Store China**	9,462,500	11,003,402

		67,338,533

South Korea — 8.7%
DC Chemical Co., Ltd.	30,887	11,773,456
Doosan Heavy Industries and Construction Co., Ltd.	40,648	5,438,340
Hanmi Pharm Co., Ltd.	31,558	4,971,018
Hyundai Steel Co.	51,840	3,627,518
LG Electronics, Inc.	50,166	6,433,162
MegaStudy Co., Ltd.	31,030	10,339,678
NHN Corp.**	18,257	4,260,305
Samsung Electronics Co., Ltd.	18,214	11,457,891
Shinsegae Co., Ltd.	9,826	6,191,169

		64,492,537

Thailand — 5.7%
BEC World Public Co., Ltd. — NVDR	10,379,200	9,395,179
Land & Houses Public Co., Ltd. — NVDR	15,762,500	4,881,193
Quality House Public Co., Ltd. — NVDR	83,199,600	7,240,492
Siam Commercial Bank Public Co., Ltd. — NVDR	3,607,400	10,369,055
Total Access Communication Public Co., Ltd. — NVDR	6,974,600	10,134,602

		42,020,521

India — 4.6%
Gujarat NRE Coke, Ltd.	2,346,216	8,073,158
HDFC Bank, Ltd. — ADR	53,613	5,266,941
ITC, Ltd.	3,153,721	16,212,736
Rolta India, Ltd.	635,533	4,139,994

		33,692,829

Indonesia — 2.9%
PT Indo Tambangraya Megah Tbk	5,890,000	13,117,328
PT Perusahaan Gas Negara Tbk	5,348,000	8,220,989

		21,338,317

Pakistan — 1.0%
MCB Bank, Ltd.	1,146,600	7,598,888

Malaysia — 1.0%
Resorts World BHD	6,883,100	7,402,803

Total FAR EAST		325,439,990

EUROPE — 17.7%
Russia — 9.9%
Gazprom OAO- SP ADR	510,428	26,031,828
Mechel — ADR	78,957	8,984,517
NovaTek OAO — GDR	202,498	16,341,589
Sberbank RF	3,177,302	9,944,955
Uralkali — GDR**	300,241	12,309,881

		73,612,770

United Kingdom — 4.1%
Hikma Pharmaceuticals PLC	1,242,331	11,551,236
Tullow Oil PLC	325,812	4,270,920
Wellstream Holdings PLC**	549,892	14,351,083

		30,173,239

Turkey — 1.9%
Bagfas Bandirma Gubre Fabrikalari AS	53,538	4,734,680
Turkcell Iletisim Hizmetleri AS	821,783	6,836,387
Turkiye Halk Bankasi AS	423,865	2,350,746

		13,921,813

Greece — 1.2%
Coca-Cola Hellenic Bottling Co. SA	190,046	8,851,071

Sweden — 0.6%
Black Earth Farming, Ltd — SDR**	433,000	4,481,685

Total EUROPE		131,040,578

SOUTH AMERICA — 11.7%
Brazil — 9.6%
Bovespa Holding SA	466,290	6,311,271
Companhia Vale do Rio Doce — ADR	286,446	9,922,489
Cyrela Brazil Realty SA	1,005,705	13,039,146
MRV Engenharia e Participacoes SA	568,640	10,110,884
Petroleo Brasileiro SA — ADR	222,629	22,732,647
Tele Norte Leste Participacoes SA — ADR	318,318	8,448,160

		70,564,597

Argentina — 1.2%
Mercadolibre, Inc.**	215,980	8,587,365

Peru — 0.9%
Compania de Minas Buenaventura SA — ADR	102,273	7,005,701

Total SOUTH AMERICA		86,157,663

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2008 (unaudited)

	Number
	of	Market
	Shares	Value

NORTH AMERICA — 7.8%
Mexico — 5.4%
America Movil SAB de CV — L — ADR	135,969	$8,659,866
Coca-Cola Femsa SAB de CV- L — SP ADR	157,136	8,851,471
Desarrolladora Homex SAB de CV**	1,462,030	14,187,917
Empresas ICA SAB de CV**	765,126	4,536,370
Wal-Mart de Mexico SAB de CV — V	930,000	3,921,768

		40,157,392

Canada — 1.6%
Pacific Rubiales Energy Corp.**	8,108,412	11,770,212

United States — 0.8%
NIKE, Inc. — B	82,700	5,623,600

Total NORTH AMERICA		57,551,204

AFRICA — 5.6%
South Africa — 3.4%
Aspen Pharmacare Holdings, Ltd.**	1,063,537	4,183,333
Kumba Iron Ore, Ltd.	88,031	3,359,506
MTN Group, Ltd.	577,248	8,754,809
Sasol, Ltd.	182,613	8,749,437

		25,047,085

Morocco — 2.2%
Douja Promotion Groupe Addoha SA	26,317	15,914,623

Total AFRICA		40,961,708

MIDDLE EAST — 4.0%
Egypt — 4.0%
Egyptian Financial Group-Hermes
Holding SAE	1,352,060	13,902,152
El Ezz Steel Rebars SAE	503,910	8,498,929
Telecom Egypt	2,023,057	7,463,579

		29,864,660

Total MIDDLE EAST		29,864,660

Total EQUITY SECURITIES (Cost $568,205,930)		671,015,803

EQUITY CERTIFICATES — 1.7%
FAR EAST — 1.7%
India — 1.7%
Jaiprakash Associates, Ltd.†	1,345,527	7,597,653
Reliance Communications, Ltd.†	414,822	5,223,273

Total FAR EAST		12,820,926

Total EQUITY CERTIFICATES (Cost $8,324,208)		12,820,926

RIGHTS — 0.0%
FAR EAST — 0.0%
Malaysia — 0.0%
Resorts World BHD	931,280	149,727

Total FAR EAST		149,727

Total RIGHTS (Cost $0)		149,727

TOTAL INVESTMENTS (COST $576,530,138)	92.6%	$683,986,456
Other Assets In Excess Of Liabilities	7.4%	54,607,665

Net Assets	100.0%	$738,594,121

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$586,870,943

Gross Appreciation		$114,432,494
Gross Depreciation		(17,316,981)

Net Appreciation		$97,115,513

**	Non-income producing security

†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At March 31, 2008, the value of these restricted securities amounted to $12,820,926 or 1.7% of net assets.
Additional information on each restricted security is as follows:

	Acquisition	Acquisition
Security	Date(s)	Cost

Jaiprakash Associates, Ltd	08/05/05 to 02/15/08	$4,901,548
Reliance Communications, Ltd	10/17/06 to 10/26/06	$3,422,660

ADR	American Depository Receipt

GDR	Global Depository Receipt

NVDR	Non-Voting Depository Receipt

SDR	Swedish Depository Receipt

SP ADR	Sponsored American Depository Receipt

See accompanying Notes to Schedules of Investments.

Driehaus International Equity Yield Fund
Schedule of Investments
March 31, 2008 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 91.7%
EUROPE — 51.7%
United Kingdom — 9.0%
Aggreko PLC	90,422	$1,158,386
Chemring Group PLC	11,018	537,047
Chloride Group PLC	78,736	298,461
Hikma Pharmaceuticals PLC	63,663	591,941
ICAP PLC	105,085	1,186,682
Petrofac, Ltd.	34,165	380,387
Weir Group PLC	69,155	1,044,455
Wellstream Holdings PLC**	41,243	1,076,360

		6,273,719

Russia — 5.2%
Evraz Group SA — GDR	11,000	949,300
Uralkali — GDR**	14,700	602,700
Vimpel-Communications — SP ADR	39,110	1,168,998
Wimm-Bill-Dann Foods — ADR	8,626	883,992

		3,604,990

Switzerland — 4.8%
Lonza Group AG	8,650	1,147,120
Meyer Burger Technology AG**	2,250	691,018
Syngenta AG	4,141	1,213,403
Temenos Group AG**	11,980	313,644

		3,365,185

Germany — 4.7%
K+S AG	734	240,232
SGL Carbon AG**	18,765	1,185,014
United Internet AG	51,745	1,113,472
Vossloh AG	5,114	721,471

		3,260,189

Finland — 3.8%
Nokia OYJ	35,505	1,123,317
Nokian Renkaat OYJ	17,197	733,047
Outotech OYJ	14,434	767,948

		2,624,312

Spain — 3.4%
Grifols SA	40,559	1,067,426
Tecnicas Reunidas SA	17,378	1,316,636

		2,384,062

Greece — 3.4%
Coca-Cola Hellenic Bottling Co. SA	26,423	1,230,607
National Bank of Greece SA	21,742	1,147,152

		2,377,759

Netherlands — 2.6%
Fugro NV — CVA	8,841	686,583
Koninklijke Boskalis Westminster NV - CVA	19,334	1,113,504

		1,800,087

France — 2.4%
Alstom SA	5,815	1,260,662
Orpea**	7,015	424,836

		1,685,498

Austria — 1.7%
Flughafen Wien AG	4,446	535,772
Oesterreichische Elektrizitaetswirtschafts AG — A**	9,705	690,861

		1,226,633

Luxembourg — 1.7%
Millicom International Cellular SA**	12,876	1,217,426

Norway — 1.7%
Seadrill, Ltd.	44,100	1,182,097

Denmark — 1.7%
Novo Nordisk AS — B	17,025	1,164,220

Belgium — 1.2%
EVS Broadcast Equipment SA	5,347	574,452
Hansen Transmissions International**	68,390	266,030

		840,482

Czech Republic — 1.1%
Komercni Banka AS	3,274	782,440

Italy — 1.1%
Trevi Finanziaria SpA	37,515	757,514

Sweden — 1.0%
Oriflame Cosmetics SA — SDR	10,450	693,812

Portugal — 0.5%
Jeronimo Martins (SGPS) SA	42,441	341,050

Turkey — 0.4%
Turkiye Halk Bankasi AS	55,957	310,336

Ireland — 0.3%
Paddy Power PLC	6,482	235,473

Total EUROPE		36,127,284

FAR EAST — 21.7%
Australia — 8.5%
Boart Longyear Group	724,397	1,211,510
CSL, Ltd.	39,761	1,341,221
Energy Resources of Australia, Ltd.	17,212	309,882
Incitec Pivot, Ltd.	9,140	1,179,034
Oxiana, Ltd.	361,343	1,050,137
WorleyParsons, Ltd.	26,980	825,271

		5,917,055

Japan — 7.3%
Capcom Co., Ltd.	17,100	583,266
Daikin Industries, Ltd.	16,500	710,122
Foster Electric Co., Ltd.	18,600	376,926
Kuraray Co., Ltd.	49,000	583,989
Makita Corp.	18,000	565,209
Nintendo Co., Ltd.	2,300	1,185,995
Shima Seiki Mfg., Ltd.	13,700	640,470
Shinko Plantech Co., Ltd.	33,700	434,435

		5,080,412

Singapore — 1.5%
Cosco Corp., Ltd.	156,000	418,206
Keppel Corp., Ltd.	92,000	661,702

		1,079,908

Malaysia — 1.5%
Resorts World BHD	952,400	1,024,310

Indonesia — 1.4%
PT Bumi Resources Tbk	1,469,500	989,777

Driehaus International Equity Yield Fund
Schedule of Investments
March 31, 2008 (unaudited)

	Number
	of	Market
	Shares	Value

South Korea — 1.3%
NHN Corp.**	3,877	$904,705

China — 0.2%
Rexcapital Financial Holdings, Ltd.**	1,600,000	178,859

Total FAR EAST		15,175,026

NORTH AMERICA — 11.6%
Canada — 8.8%
Major Drilling Group International, Inc.**	13,224	689,253
Potash Corp. of Saskatchewan, Inc.	8,963	1,392,760
Research In Motion, Ltd.**	10,156	1,142,692
Shoppers Drug Mart Corp.	22,775	1,152,451
Uranium Participation Corp.**	59,206	550,847
Yamana Gold, Inc.	81,483	1,195,513

		6,123,516

Mexico — 2.8%
America Movil SAB de CV — L — ADR	18,737	1,193,360
Desarrolladora Homex SAB de CV**	78,800	764,696

		1,958,056

Total NORTH AMERICA		8,081,572

SOUTH AMERICA — 3.1%
Brazil — 3.1%
Cyrela Brazil Realty SA	76,700	994,429
Petroleo Brasileiro SA — ADR	11,543	1,178,656

		2,173,085

Total SOUTH AMERICA		2,173,085

MIDDLE EAST — 1.9%
Israel — 1.1%
Elbit Systems, Ltd.	13,278	728,914
Egypt — 0.8%
Egyptian Financial Group-Hermes Holding SAE	55,488	570,539

Total MIDDLE EAST		1,299,453

AFRICA — 1.7%
South Africa — 1.7%
Aspen Pharmacare Holdings, Ltd.**	110,065	432,931
Kumba Iron Ore, Ltd.	10,512	401,167
Spar Group, Ltd.	56,347	336,970

		1,171,068

Total AFRICA		1,171,068

Total EQUITY SECURITIES (Cost $62,262,786)		64,027,488

RIGHTS — 0.0%
FAR EAST — 0.0%
Malaysia — 0.0%
Resorts World BHD	95,240	15,312

Total FAR EAST		15,312

Total RIGHTS (Cost $0)		15,312

TOTAL INVESTMENTS (COST $62,262,786)	91.7%	$64,042,800
Other Assets In Excess Of Liabilities	8.3%	5,784,371

Net Assets	100.0%	$69,827,171

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$62,582,949

Gross Appreciation		$5,101,187
Gross Depreciation		(3,641,336)

Net Appreciation		$1,459,851

**	Non-income producing security

ADR	American Depository Receipt

CVA	Commanditaire Vennootschap op Andelen (Limited Partnership, with Shares)

GDR	Global Depository Receipt

SDR	Swedish Depository Receipt

SP ADR	Sponsored American Depository Receipt

See accompanying Notes to Schedules of Investments.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2008 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 91.8%
FAR EAST — 33.0%
Japan — 6.4%
Capcom Co., Ltd.	142,300	$4,853,732
Shinko Plantech Co., Ltd.	104,100	1,341,979
Sugi Pharmacy Co., Ltd.	95,100	2,695,200
Toyo Tanso Co., Ltd.	11,800	1,104,474

		9,995,385

Australia — 6.2%
Ausenco, Ltd.	200,955	2,506,863
Avoca Resources, Ltd.**	1,085,505	2,122,974
Industrea, Ltd.	3,617,345	1,239,711
Macarthur Coal, Ltd.	94,119	1,125,082
Mount Gibson Iron, Ltd.**	1,002,194	2,628,651

		9,623,281

Thailand — 5.6%
Asian Property Development Public Co., Ltd. — NVDR	17,340,000	4,130,542
BEC World Public Co., Ltd. — NVDR	2,607,200	2,360,019
CP ALL Public Co., Ltd. — NVDR	6,584,400	2,174,933

		8,665,494

South Korea — 4.8%
Jinsung T.E.C.	134,014	1,820,052
MegaStudy Co., Ltd.	13,795	4,596,708
Pyeong San Co., Ltd.	24,181	999,861

		7,416,621

China — 2.4%
New World Department Store China**	3,223,000	3,747,843

Hong Kong — 2.0%
Midland Holdings, Ltd.	3,137,179	3,103,863

Indonesia — 1.7%
PT Indo Tambangraya Megah Tbk	1,214,500	2,704,753

Papua New Guinea — 1.6%
New Britain Palm Oil, Ltd.	251,215	2,492,855

Singapore — 1.2%
Swiber Holdings, Ltd.**	1,051,000	1,939,438

Taiwan — 1.1%
Huaku Construction Corp.	433,000	1,731,743

Total FAR EAST		51,421,276

EUROPE — 23.1%
United Kingdom — 7.5%
Hikma Pharmaceuticals PLC	374,061	3,478,032
Imperial Energy Corp. PLC**	95,949	2,488,843
Wellstream Holdings PLC**	220,598	5,757,167

		11,724,042

Germany — 5.9%
Centrotherm Photovoltaics AG**	24,856	1,663,058
Gerry Weber International AG	17,024	608,758
Vossloh AG	27,646	3,900,233
Wirecard AG**	173,234	3,035,786

		9,207,835

Netherlands — 4.0%
Koninklijke Boskalis Westminster NV - CVA	53,516	3,082,148
Smartrac NV**	65,341	3,161,778

		6,243,926

Switzerland — 1.6%
Meyer Burger Technology AG**	8,166	2,507,935

Russia — 1.5%
Mechel — ADR	19,817	2,254,976

Norway — 1.0%
Sevan Marine ASA**	122,346	1,561,654

Spain — 0.9%
Tecnicas Reunidas SA	19,265	1,459,603

Sweden — 0.7%
Axis Communications AB	55,725	1,111,339

Total EUROPE		36,071,310

NORTH AMERICA — 20.2%
Canada — 14.4%
5N Plus, Inc.**	563,753	5,876,718
Eastern Platinum, Ltd.**	804,421	2,539,163
Labrador Iron Ore Royalty Income Fund	82,517	4,418,271
Pacific Rubiales Energy Corp.**	2,137,300	3,102,515
ProEx Energy, Ltd.**	197,313	3,171,771
Uranium Participation Corp.**	360,076	3,350,115

		22,458,553

United States — 3.3%
PriceSmart, Inc.	67,659	1,874,831
T-3 Energy Services, Inc.**	77,157	3,283,802

		5,158,633

Mexico — 2.5%
Desarrolladora Homex SAB de CV**	392,700	3,810,862

Total NORTH AMERICA		31,428,048

MIDDLE EAST — 7.9%
Egypt — 5.3%
Egyptian Financial & Industrial Co.	70,999	3,466,255
El Sewedy Cables Holding Co.**	181,444	4,762,353

		8,228,608

Israel — 2.6%
Elbit Systems, Ltd.	73,360	4,067,812

Total MIDDLE EAST		12,296,420

SOUTH AMERICA — 7.6%
Brazil — 5.6%
LPS Brasil — Consultoria de Imoveis SA	104,720	1,829,183
MRV Engenharia e Participacoes SA	187,110	3,326,969
SEB — Sistema Educacional Brasileiro SA**	88,800	1,112,847
SLC Agricola SA	174,200	2,504,739

		8,773,738

Argentina — 2.0%
Mercadolibre, Inc.**	78,966	3,139,688

Total SOUTH AMERICA		11,913,426

Total EQUITY SECURITIES (Cost $129,605,490)		143,130,480

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2008 (unaudited)

TOTAL INVESTMENTS (COST $129,605,490)	91.8%	$143,130,480
Other Assets In Exess Of Liabilities	8.2%	12,790,275

Net Assets	100.0%	$155,920,755

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$130,925,767

Gross Appreciation		$17,310,920
Gross Depreciation		(5,106,207)

Net Appreciation		$12,204,713

**	Non-income producing security

ADR	American Depository Receipt

CVA	Commanditaire Vennootschap op Andelen (Limited Partnership, with Shares)

NVDR	Non-Voting Depository Receipt
See accompanying Notes to Schedules of Investments.

Driehaus Mutual Funds
Notes to Schedules of Investments
A. Portfolio Valuation:
Securities transactions are accounted for on trade date. Equity securities are valued at the last sale price as of the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds’ Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region.
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:
     Level 1 – quoted prices in active markets for identical securities
     Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of inputs used to value each Fund’s net assets as of March 31, 2008 is as follows:

	Investments in Securities
	Driehaus	Driehaus	Driehaus	Driehaus
	International	Emerging	International	International
	Discovery	Markets Growth	Equity Yield	Small Cap
Valuation Inputs	Fund	Fund	Fund	Growth Fund
Level 1 – Quoted Prices	$744,464,211	$671,015,803	$64,027,488	$143,130,480
Level 2 – Significant Observable Inputs	181,607	12,970,653	15,312	—
Level 3 – Significant Unobservable
Inputs	—	—	—	—

Total Market Value of Investments	$744,645,818	$683,986,456	$64,042,800	$143,130,480

For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus Richard H. Driehaus, President (principal executive officer)

Date May 23, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus Richard H. Driehaus, President (principal executive officer)

Date May 23, 2008

By (Signature and Title)*	/s/ Michelle L. Cahoon Michelle L. Cahoon, Vice President and Treasurer (principal financial officer)

Date May 23, 2008

*	Print the name and title of each signing officer under his or her signature.